Significant Accounting Policies - Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property and equipment
Depreciation expenses	$ 13.3	$ 19.5	$ 21.8
Computers and equipment | Minimum
Property and equipment
Estimated useful lives of assets	3 years
Computers and equipment | Maximum
Property and equipment
Estimated useful lives of assets	4 years
Furniture and fixtures
Property and equipment
Estimated useful lives of assets	5 years